Borrowings - Brazilian Subsidiaries (Details) $ in Thousands, R$ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Nominal amount | $	$ 72,299		$ 37,965
Total debt | $	971,090		968,280	$ 862,116
Brazilian Subsidiaries | Banco Do Brasil
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 130.0
Total debt	$ 7,080	R$ 36.8	13,400
Interest rate on borrowings (as a percent)	2.94%	2.94%
Performance bonus (as a percent)	15.00%	15.00%
Interest rate on borrowings (as a percent)	2.94%	2.94%
Brazilian Subsidiaries | Itau BBA FINAME Loan
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 45.9
Total debt	$ 1,400	R$ 7.3	1,600
Interest rate on borrowings (as a percent)	2.50%	2.50%
Interest rate on borrowings (as a percent)	2.50%	2.50%
Brazilian Subsidiaries | Banco do Brasil / Itau BBA Finem Loan
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 273.0
Total debt	$ 9,510	R$ 49.4	16,500
Brazilian Subsidiaries | Banco do Brasil / Itau BBA Finem Loan | CDI Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	6.83%	6.83%
Brazilian Subsidiaries | BNDES Finem Loan
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 215.0
Total debt	$ 10,660	R$ 55.4	20,800
Interest rate on borrowings (as a percent)	3.75%	3.75%
Interest rate on borrowings (as a percent)	3.75%	3.75%
Brazilian Subsidiaries | ING Bank N.V
Disclosure of detailed information about borrowings [line items]
Nominal amount | $	$ 75,000
Total debt	$ 75,000	R$ 0.0	75,000
Interest rate on borrowings (as a percent)	6.33%	6.33%
Interest rate on borrowings (as a percent)	6.33%	6.33%
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA)
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 400.0
Total debt	$ 77,920	405.0	$ 99,200
Interest rate on borrowings (as a percent)			3.80%
Notional Amount, Adjusted For Brazilian Inflation Rate		R$ 405.0
Interest rate on borrowings (as a percent)			3.80%
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA) | IPCA
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	3.80%	3.80%
Brazilian Subsidiaries | Banco do Brasil NCE Loan
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 150.0
Total debt	$ 14,430	R$ 75.0	$ 0
Interest rate on borrowings (as a percent)	4.14%	4.14%
Interest rate on borrowings (as a percent)	4.14%	4.14%
Brazilian Subsidiaries | Debenture Loan
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 403.2
Total debt	$ 77,590	R$ 403.2	$ 0
Interest rate on borrowings (as a percent)	4.24%	4.24%
Interest rate on borrowings (as a percent)	4.24%	4.24%